Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 98.6%
Aerospace & Defense – 3.1%
BWX Technologies Inc	15,311	$1,571,215
L3Harris Technologies Inc	9,888	2,107,133
		3,678,348
Auto Components – 0.7%
Aptiv PLC*	10,906	868,663
Banks – 4.9%
PNC Financial Services Group Inc/The	15,953	2,578,005
Popular Inc	16,489	1,452,516
Wintrust Financial Corp	18,376	1,918,271
		5,948,792
Building Products – 3.7%
Carlisle Cos Inc	5,410	2,119,908
Fortune Brands Home & Security Inc	27,500	2,328,425
		4,448,333
Capital Markets – 3.5%
Jefferies Financial Group Inc	40,655	1,792,886
Lazard Inc	39,629	1,659,266
State Street Corp	10,514	812,942
		4,265,094
Chemicals – 3.0%
Ashland Global Holdings Inc	11,169	1,087,526
Corteva Inc	29,410	1,696,075
Westlake Chemical Corp	5,400	825,120
		3,608,721
Commercial Services & Supplies – 1.6%
Waste Connections Inc	11,266	1,937,865
Construction Materials – 1.6%
Martin Marietta Materials Inc	3,041	1,866,992
Containers & Packaging – 2.7%
Ball Corp	24,356	1,640,620
Graphic Packaging Holding Co	53,702	1,567,024
		3,207,644
Distributors – 0.9%
LKQ Corp	20,532	1,096,614
Diversified Financial Services – 2.4%
Fidelity National Information Services Inc	38,984	2,891,833
Electric Utilities – 4.6%
Alliant Energy Corp	54,574	2,750,530
Entergy Corp	26,959	2,849,027
		5,599,557
Electrical Equipment – 2.0%
AMETEK Inc	12,850	2,350,265
Electronic Equipment, Instruments & Components – 4.8%
Arrow Electronics Inc*	7,935	1,027,265
Fabrinet*	1,954	369,345
Insight Enterprises Inc*	5,442	1,009,600
Keysight Technologies Inc*	8,244	1,289,197
Vontier Corp	46,479	2,108,287
		5,803,694
Energy Equipment & Services – 1.2%
Baker Hughes Co	41,284	1,383,014
Food & Staples Retailing – 3.5%
Casey's General Stores Inc	8,969	2,856,178
Target Corp	7,521	1,332,796
		4,188,974
Food Products – 1.2%
Hershey Co	4,610	896,645
Lamb Weston Holdings Inc	5,542	590,389
		1,487,034
Health Care Equipment & Supplies – 2.5%
Globus Medical Inc*	40,134	2,152,788
Teleflex Inc	3,748	847,685
		3,000,473
Health Care Providers & Services – 5.2%
Amedisys Inc*	10,700	986,112
Cardinal Health Inc	23,372	2,615,327
Humana Inc	4,187	1,451,717

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Laboratory Corp of America Holdings	5,782	$1,263,136
		6,316,292
Household Durables – 2.1%
SharkNinja Inc*	7,839	488,291
Toll Brothers Inc	15,560	2,012,997
		2,501,288
Industrial Conglomerates – 0.6%
3M Co	6,739	714,806
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	34,852	1,339,711
Insurance – 6.1%
Axis Capital Holdings Ltd	19,027	1,237,136
Globe Life Inc	14,457	1,682,361
Hartford Financial Services Group Inc	31,684	3,265,036
RenaissanceRe Holdings Ltd	4,730	1,111,692
		7,296,225
Life Sciences Tools & Services – 1.2%
Avantor Inc*	57,737	1,476,335
Machinery – 2.9%
Hillenbrand Inc	33,982	1,708,955
Lincoln Electric Holdings Inc	7,099	1,813,369
		3,522,324
Marine – 1.1%
Kirby Corp*	13,470	1,283,960
Media – 1.4%
Fox Corp - Class B	60,764	1,739,066
Metals & Mining – 2.4%
Freeport-McMoRan Inc	61,890	2,910,068
Oil, Gas & Consumable Fuels – 6.1%
Chesapeake Energy Corp	31,840	2,828,347
HF Sinclair Corp	28,878	1,743,365
Marathon Oil Corp	97,262	2,756,405
		7,328,117
Professional Services – 0.4%
TransUnion	6,092	486,142
Real Estate Management & Development – 1.3%
CBRE Group Inc*	16,526	1,606,988
Residential Real Estate Investment Trusts (REITs) – 1.1%
Equity LifeStyle Properties Inc	21,416	1,379,190
Retail Real Estate Investment Trusts (REITs) – 1.3%
Agree Realty Corp	26,513	1,514,423
Road & Rail – 2.3%
Canadian Pacific Kansas City Ltd	12,731	1,122,492
Landstar System Inc	8,459	1,630,557
		2,753,049
Semiconductor & Semiconductor Equipment – 2.8%
Microchip Technology Inc	18,258	1,637,925
Teradyne Inc	15,380	1,735,325
		3,373,250
Software – 1.3%
Nice Ltd (ADR)*	6,076	1,583,527
Specialized Real Estate Investment Trusts (REITs) – 3.1%
Lamar Advertising Co	21,496	2,566,837
PotlatchDeltic Corp	25,854	1,215,655
		3,782,492
Specialty Retail – 4.4%
AutoZone Inc*	409	1,289,025
Bath & Body Works Inc	27,310	1,366,046
Burlington Stores Inc*	6,597	1,531,757
O'Reilly Automotive Inc*	1,008	1,137,911
		5,324,739
Trading Companies & Distributors – 2.5%
GATX Corp	10,947	1,467,226
MSC Industrial Direct Co Inc	15,775	1,530,806
		2,998,032
Total Common Stocks (cost $82,707,907)		118,861,934

Shares or Principal Amounts		Value
Repurchase Agreements– 1.8%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 3/28/24, maturing 4/1/24 to be repurchased at $2,201,296 collateralized by $2,298,274 in U.S. Treasuries 0% - 4.1250%, 4/15/24 - 8/15/53 with a value of $2,245,323((cost $2,200,000)	$2,200,000	$2,200,000
Total Investments (total cost $84,907,907) – 100.4%		121,061,934
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(540,801)
Net Assets – 100%		$120,521,133

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$118,355,915	97.8%
Israel	1,583,527	1.3
Canada	1,122,492	0.9

Total	$121,061,934	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$118,861,934	$-	$-
Repurchase Agreements	-	2,200,000	-
Total Assets	$118,861,934	$2,200,000	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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